Business Combination (Tables)	12 Months Ended
Dec. 31, 2024
Business Combination [Abstract]
Schedule of Fair Value of the Net Identified Net Assets

At the date of acquisition, the Company determined the fair value of the net identified net assets as follows:

Total final consideration paid in cash	$4,749,666
Identified fair value of net assets acquired:
Prepaids and deposits	418,287
Land	530,000
Power plant infrastructure	4,643,800
PPA capacity liability	(213,100)
Accounts payable	(218,621)
Loan payable	(410,700)
$4,749,666